Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	Effective as of January 17, 2024, our board of directors adopted an incentive-based compensation recovery policy, or the Clawback Policy. A copy of the Clawback Policy was filed as Exhibit 97.1 to our Annual Report on Form 20-F for the fiscal year ended December 31, 2023 as filed with the SEC on May 15, 2024.
Award Timing Method	our board of directors adopted an incentive-based compensation recovery policy, or the Clawback Policy.
Award Timing Predetermined	false
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	A copy of the Clawback Policy was filed as Exhibit 97.1 to our Annual Report on Form 20-F for the fiscal year ended December 31, 2023 as filed with the SEC on May 15, 2024.
MNPI Disclosure Timed for Compensation Value	false